Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 80.000
Intangible assets accumulated amortization	(42,667)
Intangible assets net	37,333	$ 53,333
Know How License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	80.000
Intangible assets accumulated amortization	(42,667)
Intangible assets net	$ 37,333
Weighted average useful life	5 years